Government Grant Liabilities (Details) - Schedule of Government Grant Liabilities - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Government Grant Liabilities [Abstract]
Balance, beginning of year	$ 1,409,694	$ 1,159,487	$ 420,000
Grants received		178,856	191,902
Accretion interest expense	323,250	384,985	157,202
Loss (gain) on remeasurement due to changes in forecasts	(248,915)	(463,552)	410,740
Foreign exchange loss (gain)	(15,733)	149,918	(20,357)
Balance, end of year	1,468,296	1,409,694	1,159,487
Current	568,807
Non-current	$ 899,489	$ 1,409,694	$ 1,159,487